Subsequent Events (Details) - Schedule of Fair Value of the Elements Transactions (Parentheticals)	Sep. 30, 2023 shares
Common Shares [Member]
Subsequent Events [Line Items]
Fair value of reconciles consideration transferred	8,770,982
Class A Non-Voting Special Shares [Member]
Subsequent Events [Line Items]
Fair value of reconciles consideration transferred	2,031,250